per share amounts (Details) - shares shares in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Effect of dilutive securities
Basic total weighted average number of Common Shares outstanding	1,531	1,488
Effect of dilutive securities - Restricted share units	4	5
Diluted total weighted average number of Common Shares outstanding	1,535	1,493
Restricted share units
Share awards excluded in the calculation of diluted net income
Outstanding share awards excluded in the calculation of diluted net income per Common Share	0	0
TELUS Corporation share options awards
Share awards excluded in the calculation of diluted net income
Outstanding share awards excluded in the calculation of diluted net income per Common Share	2	1